Income taxes - Expense (benefit) (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	CAD 6,468	CAD (494)
Tax rate	27.00%	27.00%
Expected expense (benefit)	CAD 1,746	CAD (133)
(Decrease) increase related to:
Income tax adjustments and reassessments	30	246
Non taxable portion of capital gains	(672)	(465)
Stock-based compensation	88	158
Other	12	145
Income tax expense (benefit)	1,204	(49)
Deferred income tax expense (benefit) (note 11)	CAD 1,204	CAD (49)